Cover	12 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	The registrant is filing this post-effective amendment to update the financial statements and other information contained in the registrants’ registration statement on Form S-1 (Registration No. 333-270511) (the “Registration Statement”), which was declared effective by the Securities and Exchange Commission on May 12, 2023. The Registration Statement relates to the sale of up to 4,796,206 shares of common stock, $0.001 par value per share, by two selling stockholders identified in the prospectus. As of August 3, 2023, no shares of common stock have been sold pursuant to the Registration Statement. No additional securities are being registered pursuant to this post-effective amendment to the Registration Statement. All applicable registration fees were previously paid on March 14, 2023.
Entity Registrant Name	Nemaura Medical, Inc.
Entity Central Index Key	0001602078
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false